SEWARD & KISSEL LLP ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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April 4, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:	Mr. Justin Dobbie Legal Branch Chief
Re:	EuroDry Ltd. Confidential Draft Registration Statement on Form F-1 Submitted February 16, 2018 CIK No. 0001731388
Dear Mr. Dobbie:
This letter sets forth the response of EuroDry Ltd. (the "Company" or "EuroDry") to the comment letter dated March 15, 2018 (the "Comment Letter") of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") with respect to the Company's confidential draft registration statement on Form F-1 (the "Draft Registration Statement") confidentially submitted via EDGAR on February 16, 2018. The Company is today confidentially submitting via EDGAR this letter together with its amended draft registration statement on Form F-1 (the "Amended Draft Registration Statement"), which responds to the Staff's comments contained in the Comment Letter. The Amended Draft Registration Statement also includes updates related to the passage of time.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Amended Draft Registration Statement. The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
General
1.	Please include an organizational chart depicting your capital structure and countries of incorporation, including all of the subsidiaries and operating companies before and after the spin-off.
In response to the Staff's comment, the Company has included an organizational chart depicting its capital structure and countries of incorporation, including all of the subsidiaries and operating companies before and after the Spin-Off Distribution. Please see page 10 of the Amended Draft Registration Statement.

Securities and Exchange Commission
April 4, 2018

Forward-Looking Statements, page 1
2.	Please remove the references to the Private Securities Litigation Reform Act of 1995. It does not apply to you because you are conducting an initial public offering.
In response to the Staff's comment, the Company has removed the reference to the Private Securities Litigation Reform Act of 1995. Please see page 1 of the Amended Draft Registration Statement.
Questions and Answers about the Spin-Off Distribution, page 3
3.	Please disclose here whether stockholders are entitled to appraisal rights in connection with the Spin-Off Distribution.
In response to the Staff's comment, the Company has disclosed that stockholders are not entitled to appraisal rights in connection with the Spin-Off Distribution. Please see page 4 of the Amended Draft Registration Statement.
4.	Please include a question and answer in which you discuss the reasons for pursuing the spin-off along with the primary potential benefits and risks that were considered.
In response to the Staff's comment, the Company has included a question and answer discussing the reasons for pursuing the spin-off along with the primary potential benefits and risks that were considered. Please see page 3 of the Amended Draft Registration Statement.
Risk Factors
If our vessels call on ports located in countries that are subject to restrictions, page 38
5.
You state that from time to time, your vessels may call on ports located in countries identified as state sponsors of terrorism. Iran, North Korea, Sudan and Syria are designated as state sponsors of terrorism by the U.S. Department of State and are subject to U.S. economic sanctions and/or export controls. Please describe to us the nature and extent of any past, current and anticipated contacts with Iran, North Korea, Sudan and Syria, whether through subsidiaries, charterers, pool managers or other direct or indirect arrangements. You should describe any goods, services or fees you have provided into those countries, directly or indirectly, and any agreements, arrangements or other contacts you have had with the governments of the referenced countries or entities they control.

In response to the Staff's comment, the Company has expanded its disclosure regarding state sponsors of terrorism.  None of the Company's vessels have called ports in Iran, North Korea, Sudan or Syria in the past or are arranged to call such ports in the future.  The vessels' shipowning companies do not presently have, and have not in the past had, any agreements or contracts with the governments of Iran, North Korea, Sudan or Syria or entities that these countries control. Please see page 41 of the Amended Draft Registration Statement.

Securities and Exchange Commission
April 4, 2018

Management's Discussion and Analysis of Financial Condition and Results of Operation
Critical Accounting Policies
Impairment of vessels, page 57
6.
We note you estimate fair market value primarily through the use of third party valuations performed on an individual vessel basis and that based on your undiscounted cash flow test as of December 31, 2016, you determined that the net book value of your vessels held for use was recoverable. Please expand your disclosure to provide more specific assumptions used in determining the estimated fair values of your vessels. Please refer to SAB Topic 5.CC. Question 3.

In response to the Staff's comment, the Company has expanded its disclosure to provide more specific assumptions used in determining the estimated fair values of the Company's vessels. Please see page 60 of the Amended Draft Registration Statement.
7.
We note your disclosure that your impairment test for the year ended December 31, 2017 identified three of your vessels with an indication for impairment and that your impairment analysis resulted in no impairment. Please tell us and disclose the amount by which the estimated fair values are less than their carrying amounts for your vessels at each reporting period.

In response to the Staff's comment, the Company has disclosed that the aggregate carrying value of the three vessels with an indication for impairment, assessed separately, of $64.44 million and $60.45 million as of December 31, 2016 and 2017, respectively, exceeds their aggregate basic charter-free market value of approximately $32.6 million and $46.9 million by approximately $31.84 million and $13.55 million, for December 31, 2016 and 2017, respectively. Please see page 60 of the Amended Draft Registration Statement.
Cash Flows, page 58
8.	Please disclose the status and expected timing of the new mortgage debt financing for the vessel under construction referenced in this section.
In response to the Staff's comment, the Company has disclosed the status and expected timing of the new mortgage debt financing for the vessel under construction. Please see page 62 of the Amended Draft Registration Statement.
Trend information, page 60
9.	We note your disclosure of the vessels' average age. Please also disclose how the age of your fleet compares to the average age for the industry.
In response to the Staff's comment, the Company has disclosed how the age of its fleet compares to the average age for the industry. Please see page 64 of the Amended Draft Registration Statement.

Securities and Exchange Commission
April 4, 2018

The Dry Cargo Industry, page 64
10.
To the extent material to understanding the company's business prospects and industry in which it operates, please include a discussion of the current demand for shipping the dry bulk cargo relevant to the company's operations as well as the supply of dry bulk shippers for such cargo. If material, please also discuss recent trends in scheduled deliveries of newbuilding vessels.

In response to the Staff's comment, the Company has included a discussion of the current demand for shipping the dry bulk cargo relevant to the Company's operations as well as the supply of dry bulk vessels for such cargo.  The Company has also included a discussion of recent trends in scheduled deliveries of newbuilding vessels. Please see pages 69-70 of the Amended Draft Registration Statement.
Management, page 77
11.	Please disclose what "Series A Preferred Director" means or include a cross-reference to the discussion on page 101.
The Company notes that all references to Series A Preferred Shares in the Draft Registration Statement have been changed to Series B Preferred Shares in the Amended Draft Registration Statement to avoid confusion with the Series A Participating Preferred Stock issuable under the Shareholders' Rights Plan.
In response to the Staff's comment, the Company has included a cross-reference to the discussion of the Series B Preferred Shareholders' right to appoint the Series B Preferred Director in the "Description of Capital Stock – Preferred Stock" section. Please see page 83 of the Amended Draft Registration Statement.
Certain Relationships and Related Party Transactions, page 82
12.
We note the amount of $25,224,830 due to Parent Company as described on page F-21 as of December 31, 2016. Please tell us the amount due to Parent Company as of December 31, 2017 and revise your related party transaction disclosure as necessary.

In response to the Staff's comment, the Company has revised the "Related Party Transactions" section and disclosed an amount due to the Parent Company as of December 31, 2017 of $24,585,518. Please see page 88 of the Amended Draft Registration Statement.

Securities and Exchange Commission
April 4, 2018

Dividend Policy, page 90
13.
Please revise to disclose your dividend policy with respect to the Series A preferred shares. Please also disclose whether you expect your dividend policy and your ability to pay dividends to be different in any material respects from the Euroseas' policy for common shareholders.

The Company notes that all references to Series A Preferred Shares in the Draft Registration Statement have been changed to Series B Preferred Shares in the Amended Draft Registration Statement to avoid confusion with the Series A Participating Preferred Stock issuable under the Shareholders' Rights Plan.
In response to the Staff's comment, the Company has revised the "Dividend Policy" section to disclose its dividend policy with respect to the EuroDry Series B Preferred Shares and has disclosed that it does not expect its dividend policy and ability to pay dividends to be different in any material respects from Euroseas' policy for common shareholders. Please see page 95 of the Amended Draft Registration Statement.
Shareholders' Rights Plan, page 104
14.
Please tell us whether you intend to register the offering of rights and shares of Series A Participating Preferred Stock in connection with this offering or a future registration statement or if you believe an exemption from registration is available.

The Company will register the offering of rights in connection with this offering, and has included an updated disclosure in the "Calculation of Registration Fee" table regarding the registration of such rights.
If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (202) 737-8833.
Very truly yours,

By:	/s/ Anthony Tu-Sekine
Anthony Tu-Sekine

cc:	Tasos Aslidis Chief Financial Officer EuroDry Ltd.